Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

3.	Transactions with Related Parties:

(a)           Management Agreement:

On May 20, 2008, a management agreement was concluded between a wholly owned subsidiary of the Company, Seanergy Management Corp. ("Seanergy Management"), and EST, an affiliate, for the provision of technical management services relating to certain vessels for an initial period of two years from the date of signing. The agreement is automatically extended for successive one year periods, unless three months written notice of termination by either party is given prior to commencement of the next period. The fixed daily fee per vessel in operation for the year ended December 31, 2011, was EUR 460 (four hundred and sixty Euros) up to September 30, 2011 and was amended to USD 450 (four hundred and fifty USD) effective October 1, 2011, and for a period of one year. EST also manages the BET acquired vessels under similar terms as the ones for the initial Seanergy vessels. The related expense for the years ended December 31, 2011, 2010 and 2009, amounted to $2,415, $2,328 and $1,715, respectively, and is included under management fees — related party in the accompanying consolidated statements of income.

Concurrently with the closing of the BET acquisition on August 12, 2009, BET entered into a technical management agreement with EST and a commercial brokerage agreement with Safbulk Maritime at terms similar to those that the existing fleet has with these entities. Each of EST and Safbulk are affiliated with members of the Restis family and are the technical manager and commercial broker of the current fleet.

On September 2, 2008, a service agreement was signed between the Company and EST, for consultancy services with respect to financing, dealing and relations with third parties and assistance in the preparation of periodic reports to shareholders for a fixed monthly fee of $5. The agreement expired on December 2, 2008 and was extended for one 3 month period ended March 2, 2009. The related expense for the year ended December 31, 2009 amounted to $16 and is included under general and administrative expenses - related party (see Note 20).

Any services provided by EST to the Company for consultancy, financing, accounting, IT, legal or other expenses are invoiced as they incur.

(b)           Charter Agreements:

Pursuant to addendum dated July 24, 2009 to the individual charter party agreement dated May 26, 2008 between SAMC and Martinique Intl. Corp. (vessel Bremen Max), SAMC agreed to extend the existing charter party for the Bremen Max. Pursuant to the terms of the addendum, the vessel was chartered for a period of between 11-13 months, at the charterer's option. The charter commenced on July 27, 2009. The daily gross charter rate paid by SAMC was $15.5. The charter rate was subject to a commission of 1.25% payable to Safbulk Pty as commercial broker and 2.5% to SAMC as charterer. SAMC sub-chartered the vessel in the market and took the risk that the rate it received was lower than the period rate it was paying Seanergy. The charter party with SAMC expired in September 2010, at which point the vessel was employed with a third party charterer.

Pursuant to addendum dated July 24, 2009, to the individual charter party agreement dated May 26, 2008 between SAMC and Harbour Business Intl. Corp. (vessel Hamburg Max), SAMC agreed to extend the existing charter party for the Hamburg Max. Pursuant to the terms of the addendum, the vessel was chartered for a period of between 11-13 months, at the charterer's option. The charter commenced on August 12, 2009. The daily gross charter rate paid by SAMC was $15.5. The charter rate was subject to a commission of 1.25% payable to Safbulk Pty as commercial broker and 2.5% to SAMC as charterer. SAMC sub-chartered the vessel in the market and took the risk that the rate it received was lower than the period rate it was paying Seanergy. The charter party with SAMC expired in August 2010, at which point the vessel was employed with a third party charterer.

Pursuant to charter party agreements dated July 7, 2009, each of the BET Commander, the BET Prince, the BET Fighter, BET Scouter and the BET Intruder were chartered to SAMC at daily charter rates of $24, $25, $25, $26 and $15.5, respectively, for charters expired in August 2011, November  2011, June 2011, June 2011 and September 2011, respectively . For 2009, all charter rates for the BET fleet were subject to a commission of 3.75% to SAMC as charterer and 1.25% to Safbulk Maritime as a commercial broker. For 2010 and 2011, all charter rates for the BET fleet were subject to a commission of 3.75% to SAMC as charterer. SAMC sub-charters these vessels in the market and takes the risk that the rate it receives is lower than the period rate it is paying BET.

Pursuant to charter party agreements dated June 16, 2011, each of the BET Fighter and BET Scouter were chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Seanergy has a right to convert this to a fixed daily rate throughout the life of the contract, subject to the charterer's mutual consent. Both charters commenced in June 2011 and are subject to an address commission of 3.75% and a brokerage commission of 1.25% payable to Safbulk Pty.

Pursuant to a charter party agreement dated October 7, 2011, the BET Prince was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Seanergy has a right to convert this to a fixed daily rate throughout the life of the contract, subject to the charterer's mutual consent. The charter commenced in November 2011 and is subject to an address commission of 3.75% and a brokerage commission of 1.25% payable to Safbulk Pty.

Pursuant to charter party agreement dated June 16, 2011, the BET Intruder was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate of $12.3. The charter commenced on September 16, 2011. The charter rate for the BET Intruder is subject to an address commission of 3.75% and a brokerage commission of 1.25% payable to Safbulk Pty.

The address commissions amounted to $1,327, $1,546 and $2,226 for the years ended December 31, 2011, 2010 and 2009, respectively, and is recorded under commissions - related party in the accompanying consolidated statements of income.

(c)           Brokerage Agreement:

Under the terms of the brokerage agreements entered into by Safbulk Pty, as commercial broker, with Seanergy Management, for Seanergy's initial fleet of six vessels, and Safbulk Maritime and BET for the BET fleet, Safbulk provides commercial brokerage services to the Company's subsidiaries, which include, among other things, seeking and negotiating employment for the vessels owned by the vessel-owning subsidiaries in accordance with the instructions of Seanergy Management, as the case may be. Safbulk is entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts are collected. The brokerage agreements with Safbulk are automatically renewable for consecutive periods of one year, unless either party is provided with three months' written notice prior to the termination of such period.

The fees charged by Safbulk amounted to $661, $434 and $1,119 for the years ended December 31, 2011, 2010 and 2009, respectively, and are separately reflected as voyage expenses — related party in the accompanying consolidated statements of income.

(d)           Sublease Agreement:

On November 17, 2008, a lease agreement was entered into with Waterfront S.A,  a company affiliated with a member of the Restis family, for the lease of the executive offices. The initial lease term was from November 17, 2008 to November 16, 2011. Seanergy exercised its option to extend the term until February 28, 2014. The monthly lease payment was EUR 42,000. As of December 20, 2010, the monthly lease payment was amended to EUR 35,000 and as of January 1, 2012 the monthly lease payment was amended to EUR 25,000. The rent charged by Waterfront S.A. for the years ended December 31, 2011, 2010 and 2009, amounted to $603, $697 and $726, respectively, and is included under general and administration expenses — related party in the accompanying consolidated statements of income (see Notes 15 and 20).

(e)	V&P Law Firm (Vgenopoulos & Partners):

Mr. Ioannis Tsigkounakis, who was a member of the Board of Directors until November 18, 2009, when he resigned from Director and Officer of Seanergy, is a partner of V&P Law Firm, which the Company has retained in connection with certain legal matters. The related expense for the years ended December 31, 2011, 2010 and 2009, amounted to $9, $31 and $19, respectively.

(f)	Acquisition of subsidiaries:

For the acquisition of MCS and the acquisitions of the noncontrolling interests, see Note 1.